Basis of Presentation - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€) Segment	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)
Disclosure of significant accounting policies [line items]
Number of reportable segment | Segment	1
Income tax expenses	€ 356	€ 249	[1]
United States [member]
Disclosure of significant accounting policies [line items]
Income tax expenses	€ 400	€ 200		€ 0

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.